Related Party Transactions (Details Narrative)				1 Months Ended			3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Nov. 30, 2016 USD ($) $ / shares	Jun. 02, 2016 USD ($)	May 27, 2016 USD ($)	Jul. 31, 2016 USD ($) $ / shares	May 31, 2016 USD ($) $ / shares	Mar. 31, 2016 USD ($) $ / shares	May 31, 2022 USD ($)	May 31, 2021 USD ($)	May 31, 2022 USD ($)	May 31, 2021 USD ($)	Jul. 28, 2015	Nov. 30, 2021 USD ($) Integer	Nov. 30, 2020 USD ($)	Jun. 29, 2021 USD ($)	May 23, 2016 USD ($) $ / shares	May 18, 2016 USD ($) $ / shares	Mar. 02, 2016 $ / shares
Related Party Transaction [Line Items]
Debt instrument bearing interest											8.00%
Debt instrument maturity date											Dec. 31, 2015
Accrued interest							$ 526,534		$ 526,534			$ 484,156	$ 399,397
Interest expense related party							36,147	$ 21,189	72,295	$ 42,378		110,071	84,755
Third Party Investor [Member]
Related Party Transaction [Line Items]
Debt instrument, price per share | $ / shares															$ 0.10
Convertible notes payable to related parties															$ 25,000
Robert Kohn [Member]
Related Party Transaction [Line Items]
Accrued salary							100,000		100,000			25,000		$ 150,000
Related Parties [Member] | Technology [Member]
Related Party Transaction [Line Items]
Value of purchased assets												$ 0
Related party transaction, rate												5.00%
Related Parties [Member] | HyFi Tokens [Member] | Technology [Member]
Related Party Transaction [Line Items]
Number of tokens issued to purchase assets | Integer												17,500,000
Troy Mac Donald [Member] | HyFi Tokens [Member] | Technology [Member]
Related Party Transaction [Line Items]
Number of tokens issued to purchase assets | Integer												175,000
Notes Payable and Convertible Debt [Member]
Related Party Transaction [Line Items]
Interest expense related party							21,189	$ 21,189	42,378	$ 42,378
[custom:InterestExpenseRelatedParties]												$ 84,758	84,758
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Accrued compensation		$ 25,000	$ 206,250
Reduction in long term debt		214,000	$ 874,000
Debt instrument bearing interest			4.00%
Debt instrument maturity date			Dec. 01, 2017
Debt instrument, description			The compensation included was accrued during the period from January 2, 2011 to February 29, 2016. This compensation will be paid as bonuses out of future income only and is further subject to a cap of 20% of operating net cash flow in any given period. If bonuses are paid, accrued compensation will be paid with an amount decided by the Board.
Chief Executive Officer [Member] | Additional Paid-in Capital [Member]
Related Party Transaction [Line Items]
Accrued compensation		25,000	$ 206,250
Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Accrued compensation									445,250			445,250	445,250
Decrease in accrued salaries									15,722.47			15,722.47
Notes payable to related parties							805,637		805,637			805,637	779,238
Director Of Business Strategy [Member]
Related Party Transaction [Line Items]
Accrued compensation		225,000	206,250						440,833			440,833	440,833
Reduction in long term debt		9,583	$ 660,000
Debt instrument bearing interest			4.00%
Debt instrument maturity date			Dec. 01, 2017
Debt instrument, description			The compensation included was accrued during the period from January 2, 2011 to February 29, 2016. This compensation will be paid as bonuses out of future income only and is further subject to a cap of 20% of operating net cash flow in any given period. If bonuses are paid, accrued compensation will be paid with an amount decided by the Board.
Notes payable to related parties							$ 883,791		883,791			883,791	$ 853,392
Debt instrument, face amount			$ 710,000
Reduction in liability insurance									$ 27,308			$ 27,308
Director Of Business Strategy [Member] | Additional Paid-in Capital [Member]
Related Party Transaction [Line Items]
Accrued compensation		$ 225,000	206,250
Director Of Business Strategy [Member] | Three Notes [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount			$ 50,000
Debt instrument, interest rate, effective percentage			8.00%
Investor [Member]
Related Party Transaction [Line Items]
Debt instrument maturity date	Jun. 15, 2016
Notes payable to related parties	$ 99,448
Debt instrument, conversion percentage	100.00%
Debt instrument, price per share | $ / shares	$ 0.0015
Chief Operating Officer [Member]
Related Party Transaction [Line Items]
Debt instrument bearing interest				8.00%	8.00%	8.00%
Debt instrument maturity date				Jul. 31, 2018	May 18, 2018	Mar. 02, 2018
Debt instrument, conversion percentage						100.00%
Debt instrument, price per share | $ / shares				$ 0.10	$ 0.10	$ 0.15									$ 0.10	$ 0.10
Loan amount				$ 50,000	$ 50,000	$ 100,000									$ 100,000	$ 50,000
Share price | $ / shares																$ 0.10	$ 0.10
Convertible notes payable to related parties															$ 25,000